Supplement to the
Fidelity® Worldwide Fund
Class A, Class M, Class C, Class I and Class Z
December 30, 2025
Summary Prospectus

Effective September 1, 2026, Andrew Sergeant no longer serves as Co-Portfolio Manager of the fund.
Effective September 1, 2026, the following information replaces similar information found in the "Fund Summary" section under the "Investment Adviser" heading.
Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.
Effective September 1, 2026, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
William Kennedy (Co-Portfolio Manager) has managed the fund since 2026.
AWLD-SUSTK-0726-106 1.9880460.106	July 28, 2026
Supplement to the
Fidelity® Worldwide Fund
December 30, 2025
Summary Prospectus

Effective September 1, 2026, Andrew Sergeant no longer serves as Co-Portfolio Manager of the fund.
Effective September 1, 2026, the following information replaces similar information found in the "Fund Summary" section under the "Investment Adviser" heading.
Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.
Effective September 1, 2026, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
William Kennedy (Co-Portfolio Manager) has managed the fund since 2026.
WLD-SUSTK-0726-103 1.9880444.103	July 28, 2026